INVENTORY (Schedule of inventories) (Details) - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 1,421,541	$ 1,556,353
Work in process	1,139,116	2,494,455
Raw materials	148,064	122,765
Total	$ 2,708,721	$ 4,173,573